Concentration of risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Deposit	$ 829,258	$ 2,597,037
CDIC insured limit	$ 372,549	$ 1,859,021
First Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.30%	20.90%
First Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	45.70%	34.70%
Second Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.80%
Second Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.10%	22.70%
Third Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.40%
Third Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		17.10%
Third Customer [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.90%
Fourth Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.60%
Fourth Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		14.70%
First Vendor [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			34.80%
First Vendor [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.60%	38.40%	19.10%
First Vendor [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.30%	73.40%
Second Vendor [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			13.20%
Second Vendor [Member] | Total Purchases [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	15.00%	10.90%
Second Vendor [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	66.40%	23.10%